Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Estimated Rent Expense

At March 31, 2013, future minimum annual payments under operating leases are as follows (in thousands):

	2013 (remainder)	2014	2015	2016	2017	Thereafter	Total
Operating leases	$407	$1,712	$1,678	$1,638	$1,129	$94	$6,658

At June 30, 2012, future minimum annual payments under operating leases are as follows (in thousands): (in thousands):

	2013	2014	2015	2016	2017	Thereafter	Total
Operating leases	$1,240	$1,373	$1,386	$1,418	$1,122	$—	$6,539